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                              [NATIONWIDE LETTER]


July 18, 1997

VIA EDGAR
---------

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide VLI Separate Account-2
                  Nationwide Life Insurance Company
                  Post-Effective Amendment No. 4
                  SEC File No. 33-63179
                  CIK No. 0000820914

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life Insurance Company (the "Company") and its VLI Separate Account-2 (the "Separate Account"), this is to certify that the form of the Prospectus or Statement of Additional Information that would have been filed under paragraphs
(b) or (c) under Rule 497 does not differ from the form of the Prospectus or Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the Company and the Separate Account which became effective July 14, 1997.

If there are any questions in connection with the enclosed, please contact the undersigned at (614) 249-7452

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ BRIAN M. BACON

Brian M. Bacon
Counsel

cc:      Mr. Kevin Kirchoff
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